LONG TERM DEBT	3 Months Ended
Mar. 31, 2023
Borrowing costs Abstract [Abstract]
LONG TERM DEBT	Long Term Debt The following table outlines the terms and amounts of the Company’s debt:

Description	Currency	Nominal Interest Rate	Year of Maturity	March 31, 2023	December 31, 2022
				(in millions)
2018 Tool Equipment Purchase and Lease Financing	USD	LIBOR + 1.60%	2023	$—	$19
2019 Tool Equipment Purchase and Lease Financing	USD	LIBOR + 1.75%	2024	85	85
2019 USD Dresden Equipment Financing	USD	LIBOR + 1.75%	2024	36	36
2020 USD Equipment Financing	USD	LIBOR + 1.90%	2025	59	59
2019 EUR Dresden Equipment Financing	EUR	EURIBOR + 1.75%	2026	14	13
Various	EUR, USD	Various	2024-2026	11	11
Current total				$205	$223

2019 Tool Equipment Purchase and Lease Financing	USD	LIBOR + 1.75%	2024	—	21
2019 USD Dresden Equipment Financing	USD	LIBOR + 2.25%	2026	108	108
2020 USD Equipment Financing	USD	LIBOR + 1.90%	2025	78	93
USD Term Loan A	USD	LIBOR + 2.90%	2025	649	649
EUR Term Loan A	EUR	EURIBOR + 2.60%	2025	90	89
2019 EUR Dresden Equipment Financing	EUR	EURIBOR + 1.75%	2026	394	387
2021 SGD EDB Loan	SGD	1.40%	2041	970	923
Various	EUR, USD	Various	2024-2027	21	18
Noncurrent total				$2,310	$2,288
Total				$2,515	$2,511
The following table summarizes unutilized credit facilities available to the Company to maintain liquidity necessary to fund operations:

(in millions)	March 31, 2023	December 31, 2022

Citibank Revolving Credit Facility	$1,011	$1,012
SGD EDB Loan	—	42
Uncommitted Credit Facilities(1)	59	64
Total	$1,070	$1,118

(1) Subject to lender approval before draw-down or being usable.